Foreign Exchange (Gain) Loss, Net	9 Months Ended
Sep. 30, 2020
Foreign Exchange Gains Losses [Abstract]
Foreign Exchange (Gain) Loss, Net

7. FOREIGN EXCHANGE (GAIN) LOSS, NET

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2020	2019	2020	2019
Unrealized Foreign Exchange (Gain) Loss on Translation of:
U.S. Dollar Debt Issued From Canada	(152)	86	164	(542)
Other	12	2	65	(18)
Unrealized Foreign Exchange (Gain) Loss	(140)	88	229	(560)
Realized Foreign Exchange (Gain) Loss	(19)	-	(61)	295
	(159)	88	168	(265)